Note 1 - Organization and Description of Business (Details) - $ / shares				12 Months Ended
	Oct. 27, 2016	Oct. 17, 2016	Jul. 27, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 12, 2014
Entity Incorporation, Date of Incorporation				Aug. 25, 1999
Authorized Capital Stock						80,000,000
Common Stock, shares authorized				2,000,000,000	75,000,000	75,000,000
Preferred Stock, shares authorized				5,000,000	5,000,000	5,000,000
Stockholders' Equity, Reverse Stock Split		a 20-to-one reverse split
Capital stock authorized				2,500,000,000
Common Stock, par or stated value				$ 0.001	$ 0.001
Preferred Stock, par or stated value				$ 0.001	$ 0.001
An entity owned by a director | Preferred Stock | Preferred Class A
Conversion of Stock, Shares Converted		1,515,000
Conversion of Stock, Shares Issued			1,515,000
An entity owned by a director | Common Stock
Conversion of Stock, Shares Converted			75,750
Conversion of Stock, Shares Issued	75,750	75,750